Leases - Changes in Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Apr. 01, 2019
Right-of-use assets
Balance at beginning of period	$ 0.0
Balance at end of period	211.8
Net book value of right-of-use assets	211.8	$ 142.1
Retail stores
Right-of-use assets
Balance at beginning of period	0.0
Balance at end of period	164.7
Net book value of right-of-use assets	164.7
Manufacturing facilities
Right-of-use assets
Balance at beginning of period	0.0
Balance at end of period	31.8
Net book value of right-of-use assets	31.8
Other
Right-of-use assets
Balance at beginning of period	0.0
Balance at end of period	15.3
Net book value of right-of-use assets	15.3
Cost
Right-of-use assets
Balance at beginning of period	0.0
Initial application of IFRS 16 (note 4)	136.6
Reclassification of initial direct costs (note 4 and 13)	5.5
Additions	94.7
Lease extensions and others	3.8
Impact of foreign currency translation	5.5
Balance at end of period	246.1
Net book value of right-of-use assets	246.1
Cost | Retail stores
Right-of-use assets
Balance at beginning of period	0.0
Initial application of IFRS 16 (note 4)	97.0
Reclassification of initial direct costs (note 4 and 13)	5.5
Additions	82.8
Lease extensions and others	1.1
Impact of foreign currency translation	5.1
Balance at end of period	191.5
Net book value of right-of-use assets	191.5
Cost | Manufacturing facilities
Right-of-use assets
Balance at beginning of period	0.0
Initial application of IFRS 16 (note 4)	27.2
Reclassification of initial direct costs (note 4 and 13)	0.0
Additions	6.7
Lease extensions and others	2.7
Impact of foreign currency translation	0.0
Balance at end of period	36.6
Net book value of right-of-use assets	36.6
Cost | Other
Right-of-use assets
Balance at beginning of period	0.0
Initial application of IFRS 16 (note 4)	12.4
Reclassification of initial direct costs (note 4 and 13)	0.0
Additions	5.2
Lease extensions and others	0.0
Impact of foreign currency translation	0.4
Balance at end of period	18.0
Net book value of right-of-use assets	18.0
Accumulated depreciation
Right-of-use assets
Balance at beginning of period	0.0
Depreciation	33.1
Impact of foreign currency translation	1.2
Balance at end of period	(34.3)
Net book value of right-of-use assets	(34.3)
Accumulated depreciation | Retail stores
Right-of-use assets
Balance at beginning of period	0.0
Depreciation	25.7
Impact of foreign currency translation	1.1
Balance at end of period	(26.8)
Net book value of right-of-use assets	(26.8)
Accumulated depreciation | Manufacturing facilities
Right-of-use assets
Balance at beginning of period	0.0
Depreciation	4.8
Impact of foreign currency translation	0.0
Balance at end of period	(4.8)
Net book value of right-of-use assets	(4.8)
Accumulated depreciation | Other
Right-of-use assets
Balance at beginning of period	0.0
Depreciation	2.6
Impact of foreign currency translation	0.1
Balance at end of period	(2.7)
Net book value of right-of-use assets	$ (2.7)